SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.1%

Communication Services – 3.4%
Entertainment - 1.0%
IMAX Corporation [1]	42,064	$1,377,596
Interactive Media & Services - 1.6%
DHI Group [1]	135,614	377,007
QuinStreet [1]	61,742	955,149
Vimeo [1]	120,802	936,215
		2,268,371
Media - 0.8%
Magnite [1]	48,119	1,048,032
Total		4,693,999

Consumer Discretionary – 11.3%
Automobile Components - 1.1%
Modine Manufacturing [1]	6,161	875,848
Stoneridge [1]	83,681	637,649
		1,513,497
Diversified Consumer Services - 1.8%
Legacy Education [1]	110,229	1,054,892
Lincoln Educational Services [1]	59,657	1,401,939
		2,456,831
Hotels, Restaurants & Leisure - 1.6%
Century Casinos [1]	178,185	465,063
Denny’s Corporation [1,2]	94,874	496,191
Lindblad Expeditions Holdings [1]	96,207	1,231,450
		2,192,704
Household Durables - 1.6%
Hovnanian Enterprises Cl. A [1]	4,785	614,824
Legacy Housing [1]	44,870	1,234,374
LGI Homes [1]	7,510	388,342
		2,237,540
Leisure Products - 1.3%
American Outdoor Brands [1]	111,216	965,355
MasterCraft Boat Holdings [1]	36,148	775,736
		1,741,091
Specialty Retail - 3.2%
Bed Bath & Beyond [1]	94,162	921,846
Citi Trends [1]	35,713	1,108,174
J.Jill	7,691	131,901
OneWater Marine Cl. A [1]	47,684	755,314
RealReal [1]	101,330	1,077,138
Shoe Carnival	19,006	395,135
		4,389,508
Textiles, Apparel & Luxury Goods - 0.7%
Lakeland Industries	42,914	635,127
Vera Bradley [1]	129,752	260,802
		895,929
Total		15,427,100

Consumer Staples – 0.9%
Food Products - 0.9%
Seneca Foods Cl. A [1]	10,958	1,182,807
Total		1,182,807

Energy – 4.3%
Energy Equipment & Services - 3.9%
Natural Gas Services Group	52,367	1,465,752
NPK International [1]	134,103	1,516,705
Pason Systems	98,999	859,315
Ranger Energy Services Cl. A	56,855	798,244
Select Water Solutions Cl. A	71,641	765,842
		5,405,858
Oil, Gas & Consumable Fuels - 0.4%
SandRidge Energy	43,872	494,876
Total		5,900,734

Financials – 15.6%
Banks - 9.4%
BayCom Corp.	35,564	1,022,465
Chain Bridge Bancorp Cl. A [1]	24,407	798,841
Coastal Financial [1]	8,564	926,368
Customers Bancorp [1]	18,372	1,200,977
Esquire Financial Holdings	6,751	688,973
First Foundation [1]	104,154	580,138
HBT Financial	34,289	864,083
Hingham Institution for Savings	2,814	742,277
HomeTrust Bancshares	20,528	840,416
Investar Holding	64,072	1,487,111
Midway Investments [1,3]	1,751,577	0
Northeast Bank	9,451	946,612
Stellar Bancorp	40,894	1,240,724
West Coast Community Bancorp [4]	2,766	117,279
Western New England Bancorp	115,100	1,382,351
		12,838,615
Capital Markets - 3.5%
Canaccord Genuity Group	168,158	1,297,706
Oppenheimer Holdings Cl. A	13,499	997,711
Perella Weinberg Partners Cl. A	12,295	262,129
Silvercrest Asset Management Group Cl. A	49,244	775,593
Sprott	17,447	1,450,093
		4,783,232
Consumer Finance - 0.9%
EZCORP Cl. A [1]	67,995	1,294,625
Financial Services - 0.9%
Cass Information Systems	14,251	560,492
Repay Holdings Cl. A [1]	121,895	637,511
		1,198,003
Insurance - 0.9%
International General Insurance Holdings	52,424	1,216,237
Total		21,330,712

Health Care – 9.4%
Biotechnology - 1.6%
Absci Corporation [1,2]	161,345	490,489
CareDx [1]	51,843	753,797
ORIC Pharmaceuticals [1]	81,970	983,640
		2,227,926
Health Care Equipment & Supplies - 3.1%
Apyx Medical [1]	250,373	535,798
Artivion [1]	29,678	1,256,567
Establishment Labs Holdings [1,2]	31,084	1,274,133
Inogen [1]	79,015	645,553
Profound Medical [1]	106,645	521,079
		4,233,130
Health Care Providers & Services - 0.7%
AMN Healthcare Services [1]	46,397	898,246
Health Care Technology - 0.4%
Simulations Plus [1]	41,161	620,296
Life Sciences Tools & Services - 2.5%
BioLife Solutions [1]	46,661	1,190,322
Cytek Biosciences [1]	211,719	734,665
Maravai LifeSciences Holdings Cl. A [1]	218,423	626,874
Mesa Laboratories	6,254	419,081
Standard BioTools [1]	295,825	384,572
		3,355,514
Pharmaceuticals - 1.1%
Esperion Therapeutics [1,2]	40,729	107,932
Harrow [1]	28,196	1,358,483
		1,466,415
Total		12,801,527

Industrials – 24.7%
Aerospace & Defense - 2.2%
Astronics Corporation [1]	32,428	1,479,041
CPI Aerostructures [1]	130,704	329,374
Park Aerospace	61,465	1,250,198
		3,058,613
Air Freight & Logistics - 0.5%
Forward Air [1,2]	6,868	176,096
Radiant Logistics [1]	85,026	501,653
		677,749
Building Products - 1.0%
Janus International Group [1]	68,591	676,993
Quanex Building Products	46,848	666,179
		1,343,172
Commercial Services & Supplies - 4.5%
Acme United	26,787	1,103,089
CECO Environmental [1]	28,871	1,478,195
Liquidity Services [1]	39,787	1,091,357
Montrose Environmental Group [1]	51,284	1,408,259
VSE Corporation	6,522	1,084,217
		6,165,117
Construction & Engineering - 4.1%
Ameresco Cl. A [1]	38,295	1,285,946
Concrete Pumping Holdings	116,501	821,332
IES Holdings [1]	3,523	1,400,921
Limbach Holdings [1]	8,436	819,305
NWPX Infrastructure [1]	25,800	1,365,594
		5,693,098
Electrical Equipment - 1.6%
American Superconductor [1]	19,162	1,138,031
Hammond Power Solutions Cl. A	7,915	702,153
LSI Industries	16,609	392,138
		2,232,322
Ground Transportation - 0.6%
Covenant Logistics Group Cl. A	36,194	783,962
Machinery - 4.6%
Aebi Schmidt Holding	79,166	987,200
Energy Recovery [1,2]	33,409	515,167
Graham Corporation [1]	26,081	1,431,847
Lindsay Corporation	5,739	806,674
Luxfer Holdings	92,098	1,280,162
Perma-Pipe International Holdings [1]	7,972	186,784
Titan International [1]	61,072	461,704
Wabash National	59,800	590,226
		6,259,764
Marine Transportation - 0.7%
Clarkson	19,622	968,499
Professional Services - 1.7%
Asure Software [1]	41,984	344,269
Forrester Research [1]	12,894	136,676
Heidrick & Struggles International	5,066	252,135
Kforce	17,219	516,225
Resources Connection	91,095	460,030
TrueBlue [1]	93,521	573,284
		2,282,619
Trading Companies & Distributors - 3.2%
Alta Equipment Group	71,395	516,900
Distribution Solutions Group [1]	38,836	1,168,187
EVI Industries	34,059	1,076,605
Titan Machinery [1]	37,537	628,369
Transcat [1]	13,091	958,261
		4,348,322
Total		33,813,237

Information Technology – 21.2%
Communications Equipment - 3.8%
ADTRAN Holdings [1]	111,309	1,044,078
Applied Optoelectronics [1,2]	42,762	1,108,819
Clearfield [1]	31,233	1,073,791
Digi International [1]	37,724	1,375,417
Ribbon Communications [1]	163,510	621,338
		5,223,443
Electronic Equipment, Instruments & Components - 8.0%
Arlo Technologies [1]	51,486	872,688
Bel Fuse Cl. B	9,926	1,399,765
Climb Global Solutions	9,366	1,262,911
Kraken Robotics [1]	27,416	89,436
LightPath Technologies Cl. A [1]	194,574	1,542,972
Luna Innovations [1,4]	197,181	216,899
nLIGHT [1]	49,067	1,453,855
PAR Technology [1]	17,709	700,922
Powerfleet [1]	226,550	1,187,122
Richardson Electronics	105,895	1,036,712
Vishay Precision Group [1]	35,995	1,153,640
		10,916,922
Semiconductors & Semiconductor Equipment - 7.8%
Aehr Test Systems [1]	13,479	405,853
Alpha and Omega Semiconductor [1]	19,688	550,477
Camtek [1]	9,516	999,656
Cohu [1]	53,165	1,080,844
Ichor Holdings [1]	70,904	1,242,238
inTEST Corporation [1]	96,179	751,158
Kopin Corporation [1]	563,004	1,368,100
Nova [1,2]	4,129	1,319,876
NVE Corporation	13,872	905,425
Penguin Solutions [1]	31,428	825,928
Ultra Clean Holdings [1]	43,296	1,179,816
		10,629,371
Software - 1.1%
PROS Holdings [1]	44,763	1,025,520
Similarweb [1]	53,525	497,783
		1,523,303
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova [1]	66,872	684,769
Total		28,977,808

Materials – 3.6%
Chemicals - 1.3%
Core Molding Technologies [1]	33,860	695,823
5N Plus [1]	85,385	1,043,615
		1,739,438
Metals & Mining - 2.3%
Alphamin Resources	43,153	31,008
Altius Minerals	46,639	1,121,655
Ferroglobe	179,984	818,927
Major Drilling Group International [1]	151,208	1,264,684
		3,236,274
Total		4,975,712

Real Estate – 0.7%
Real Estate Management & Development - 0.7%
FRP Holdings [1]	18,298	445,739
Marcus & Millichap	18,505	543,122
Total		988,861

TOTAL COMMON STOCKS
(Cost $94,510,785)		130,092,497

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $2,648,631)	2,648,631	2,648,631

INVESTMENTS AT VALUE
(Cost $97,159,416)		132,741,128

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $5,466,432 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $5,575,410)
(Cost $5,465,900)		5,465,900

TOTAL INVESTMENTS – 101.1%
(Cost $102,625,316)		138,207,028

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(1,460,303)

NET ASSETS – 100.0%		$136,746,725

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 85.0%

Consumer Discretionary – 19.9%
Automobile Components - 4.0%
Gentex Corporation	73,253	$2,073,060
Lear Corporation	40,692	4,094,022
Visteon Corporation	39,183	4,696,475
		10,863,557
Diversified Consumer Services - 0.9%
frontdoor [1]	36,584	2,461,737
Household Durables - 7.4%
Ethan Allen Interiors	102,463	3,018,560
M/I Homes [1]	31,278	4,517,794
Meritage Homes	49,378	3,576,449
PulteGroup	36,065	4,765,268
Taylor Morrison Home [1]	15,193	1,002,890
Tri Pointe Homes [1]	99,775	3,389,357
		20,270,318
Specialty Retail - 6.7%
Academy Sports & Outdoors	56,722	2,837,234
Buckle (The)	81,809	4,798,916
J.Jill	186,747	3,202,711
Shoe Carnival	108,384	2,253,303
Signet Jewelers	37,327	3,580,406
Williams-Sonoma	9,166	1,791,495
		18,464,065
Textiles, Apparel & Luxury Goods - 0.9%
Kontoor Brands	30,121	2,402,752
Total		54,462,429

Consumer Staples – 1.5%
Consumer Staples Distribution & Retail - 1.5%
Village Super Market Cl. A	110,528	4,129,326
Total		4,129,326

Energy – 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Chord Energy	36,063	3,583,580
Civitas Resources	89,663	2,914,047
Crescent Energy Cl. A	60,997	544,093
Matador Resources	78,678	3,535,003
Riley Exploration Permian	71,823	1,947,122
SM Energy	138,822	3,466,385
Teekay Tankers Cl. A	82,801	4,185,591
Total		20,175,821

Financials – 20.2%
Banks - 15.7%
Burke & Herbert Financial Services	53,354	3,291,408
Business First Bancshares	7,299	172,329
Citizens Community Bancorp	61,150	982,681
Civista Bancshares	68,355	1,388,290
CNB Financial	122,847	2,972,897
Dime Community Bancshares	56,017	1,670,987
First Bank	229,971	3,746,228
FS Bancorp	72,437	2,891,685
Heritage Financial	127,307	3,079,556
LINKBANCORP	153	1,091
Mid Penn Bancorp	83,175	2,382,132
OceanFirst Financial	158,464	2,784,212
Princeton Bancorp	57,059	1,816,759
Timberland Bancorp	117,553	3,912,164
TrustCo Bank Corp NY	56,235	2,041,331
Unity Bancorp	84,935	4,150,773
Univest Financial	77,489	2,326,220
WesBanco	53,437	1,706,243
Western New England Bancorp	139,188	1,671,648
		42,988,634
Capital Markets - 1.5%
Evercore Cl. A	12,174	4,106,534
Financial Services - 1.3%
Enact Holdings	93,465	3,583,448
Insurance - 1.7%
Donegal Group Cl. A	1,459	28,290
Tiptree	175,176	3,358,124
United Fire Group	43,757	1,331,088
		4,717,502
Total		55,396,118

Health Care – 6.6%
Biotechnology - 2.0%
Catalyst Pharmaceuticals [1]	207,075	4,079,377
Entrada Therapeutics [1]	242,657	1,407,411
		5,486,788
Health Care Providers & Services - 1.2%
Molina Healthcare [1]	17,470	3,343,059
Pharmaceuticals - 3.4%
Amphastar Pharmaceuticals [1]	104,779	2,792,361
Collegium Pharmaceutical [1,2]	88,066	3,081,429
CorMedix [1]	129,775	1,509,283
SIGA Technologies	215,723	1,973,866
		9,356,939
Total		18,186,786

Industrials – 12.9%
Building Products - 1.0%
MasterBrand [1]	123,546	1,627,101
UFP Industries	11,829	1,105,893
		2,732,994
Commercial Services & Supplies - 1.4%
Interface	134,500	3,892,430
Construction & Engineering - 1.1%
Sterling Infrastructure [1,2]	8,748	2,971,521
Ground Transportation - 1.0%
ArcBest Corporation	38,594	2,696,563
Machinery - 2.4%
Allison Transmission Holdings	42,386	3,597,724
Blue Bird [1]	53,224	3,063,041
		6,660,765
Marine Transportation - 1.5%
Genco Shipping & Trading	226,305	4,028,229
Professional Services - 4.0%
Barrett Business Services	54,579	2,418,941
IBEX [1]	122,121	4,948,343
Korn Ferry	50,435	3,529,441
		10,896,725
Trading Companies & Distributors - 0.5%
Boise Cascade	19,085	1,475,652
Total		35,354,879

Information Technology – 12.6%
Electronic Equipment, Instruments & Components - 8.6%
Bel Fuse Cl. B	16,612	2,342,624
ePlus	50,165	3,562,217
Flex [1]	68,364	3,963,061
Jabil	14,466	3,141,581
PC Connection	30,794	1,908,920
Sanmina Corporation [1]	33,283	3,831,206
TD SYNNEX	28,927	4,736,797
		23,486,406
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology	115,964	3,293,377
Software - 1.2%
Adeia	199,353	3,349,130
Technology Hardware, Storage & Peripherals - 1.6%
Diebold Nixdorf [1]	76,559	4,366,160
Total		34,495,073

Materials – 3.9%
Chemicals - 2.2%
Cabot Corporation	37,230	2,831,342
NewMarket Corporation	3,847	3,186,124
		6,017,466
Metals & Mining - 1.0%
Worthington Steel	95,057	2,888,782
Paper & Forest Products - 0.7%
Sylvamo Corporation	41,055	1,815,452
Total		10,721,700

TOTAL COMMON STOCKS
(Cost $171,103,685)		232,922,132

INVESTMENT COMPANIES – 10.1%
Financials – 10.1%
Investment Companies - 10.1%
iShares Russell 2000 Value ETF	73,538	13,002,254
iShares S&P Small-Cap 600 Value ETF	30,702	3,395,334
SPDR S&P 600 Small Cap Value ETF	27,887	2,472,183
Vanguard Small-Cap Value ETF	41,219	8,602,817
Total		27,472,588

TOTAL INVESTMENT COMPANIES
(Cost $27,535,694)		27,472,588

INVESTMENTS AT VALUE
(Cost $198,639,379)		260,394,720

REPURCHASE AGREEMENT – 3.8%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $10,444,300 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $10,652,281)
(Cost $10,443,285)		10,443,285

TOTAL INVESTMENTS – 98.9%
(Cost $209,082,664)		270,838,005

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.1%		2,913,100

NET ASSETS – 100.0%		$273,751,105

For the purposes of this report, “ETF” shall mean Exchange-Traded Fund.

[1]	Non-income producing.

[2]	All or a portion of these securities were on loan as of September 30, 2025.

[3]	A security for which market quotations are not readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of September 30, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$102,692,142	$35,514,886	$46,506,200	$10,991,314
Small-Cap Portfolio	209,817,381	61,020,624	68,247,313	7,226,689

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$129,758,319	$ 334,178	$0	$130,092,497
Money Market Fund/Collateral Received for Securities Loaned	2,648,631	–	–	2,648,631
Repurchase Agreement	–	5,465,900	–	5,465,900
Small-Cap Portfolio
Common Stocks	232,922,132	–	–	232,922,132
Investment Companies	27,472,588	–	–	27,472,588
Repurchase Agreement	–	10,443,285	–	10,443,285

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2025, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2025.

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$2,648,631	$(2,557,471)	$91,160

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2025:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$1,983,857	$(1,944,497)	$39,360
Small-Cap Portfolio	2,611,226	(2,558,982)	52,244

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).